Capital Stock (Details)	1 Months Ended
	Feb. 28, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 12, 2010
Capital Stock (Textual)
Preferred stock, shares authorized		25,000,000	25,000,000	25,000,000	25,000,000
Common stock, shares authorized		300,000,000	300,000,000	300,000,000	300,000,000
Stock outstanding before shares stock splits					3,500,000
Stockholders' equity , stock split	14 shares for 1 basis
Shares issued					49,000,000
Shares outstanding					49,000,000